Employee benefit plans and stock-based compensation plans (FY)- Retirement Savings Plans - Additional Information (Details) - 401 (k) Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual contribution percentage	50.00%
Percent of employers contribution	6.00%
Requisite period	1 year
Contribution expense	$ 76.7	$ 69.8	$ 75.3